Related party balances and transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions [abstract]
Cash contribution and contributions in kind	$ 6,600	$ 1,577,321	$ 329,101
Refund of shareholder contributions	(28,893)	0	0
Commercial revenue	6,790	4,067	5,967
Fees	886	473	(1,818)
Interest accruals	(3,159)	(824)	2,468
Acquisition of goods and services	(13,950)	(10,270)	(8,171)
Others	$ (900)	$ 200	$ 0